Cash	12 Months Ended
Dec. 31, 2020
Cash [Abstract]
CASH
NOTE 5:-	CASH
	December 31,
	2020	2019
Cash for immediate withdrawal - in USD	$1,878	$760
Cash for immediate withdrawal - in NIS	68	110

	$1,946	$870